Investments Gross Unrealized losses by Major Security (Detail) $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	1,167	318
Total Fair Value	$ 9,725.1	$ 4,217.8
Gross Unrealized Losses	$ (166.7)	$ (49.2)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	993	230
Less than 12 Months Fair Value	$ 7,842.3	$ 3,062.5
Less than 12 Months Unrealized Losses	$ (93.9)	$ (26.2)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	174	88
12 Months or Greater Fair Value	$ 1,882.8	$ 1,155.3
12 Months or Greater Unrealized Losses	$ (72.8)	$ (23.0)
Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	1,093	290
Total Fair Value	$ 9,258.5	$ 3,918.0
Gross Unrealized Losses	$ (136.8)	$ (32.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	928	206
Less than 12 Months Fair Value	$ 7,556.7	$ 2,857.5
Less than 12 Months Unrealized Losses	$ (78.0)	$ (13.0)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	165	84
12 Months or Greater Fair Value	$ 1,701.8	$ 1,060.5
12 Months or Greater Unrealized Losses	$ (58.8)	$ (19.7)
Fixed maturities | U.S. government obligations
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	22	11
Total Fair Value	$ 897.1	$ 428.2
Gross Unrealized Losses	$ (0.6)	$ (1.3)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	22	5
Less than 12 Months Fair Value	$ 897.1	$ 150.7
Less than 12 Months Unrealized Losses	$ (0.6)	$ (0.3)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	0	6
12 Months or Greater Fair Value	$ 0.0	$ 277.5
12 Months or Greater Unrealized Losses	$ 0.0	$ (1.0)
Fixed maturities | State and local government obligations
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	290	46
Total Fair Value	$ 606.7	$ 234.2
Gross Unrealized Losses	$ (3.7)	$ (1.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	264	28
Less than 12 Months Fair Value	$ 500.7	$ 177.9
Less than 12 Months Unrealized Losses	$ (2.6)	$ (0.4)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	26	18
12 Months or Greater Fair Value	$ 106.0	$ 56.3
12 Months or Greater Unrealized Losses	$ (1.1)	$ (0.7)
Fixed maturities | Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	215	53
Total Fair Value	$ 2,580.6	$ 843.2
Gross Unrealized Losses	$ (33.0)	$ (10.4)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	197	43
Less than 12 Months Fair Value	$ 2,294.6	$ 647.5
Less than 12 Months Unrealized Losses	$ (25.2)	$ (6.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	18	10
12 Months or Greater Fair Value	$ 286.0	$ 195.7
12 Months or Greater Unrealized Losses	$ (7.8)	$ (4.3)
Fixed maturities | Residential mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	188	70
Total Fair Value	$ 1,294.7	$ 844.2
Gross Unrealized Losses	$ (20.6)	$ (10.8)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	115	33
Less than 12 Months Fair Value	$ 493.4	$ 465.2
Less than 12 Months Unrealized Losses	$ (3.7)	$ (3.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	73	37
12 Months or Greater Fair Value	$ 801.3	$ 379.0
12 Months or Greater Unrealized Losses	$ (16.9)	$ (7.7)
Fixed maturities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	61	0
Total Fair Value	$ 84.9	$ 0.0
Gross Unrealized Losses	$ (1.1)	$ 0.0
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	61	0
Less than 12 Months Fair Value	$ 84.9	$ 0.0
Less than 12 Months Unrealized Losses	$ (1.1)	$ 0.0
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	0	0
12 Months or Greater Fair Value	$ 0.0	$ 0.0
12 Months or Greater Unrealized Losses	$ 0.0	$ 0.0
Fixed maturities | Commercial mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	207	63
Total Fair Value	$ 2,046.5	$ 723.4
Gross Unrealized Losses	$ (29.4)	$ (2.6)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	171	54
Less than 12 Months Fair Value	$ 1,694.6	$ 667.5
Less than 12 Months Unrealized Losses	$ (25.8)	$ (1.4)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	36	9
12 Months or Greater Fair Value	$ 351.9	$ 55.9
12 Months or Greater Unrealized Losses	$ (3.6)	$ (1.2)
Fixed maturities | Other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	101	44
Total Fair Value	$ 1,548.6	$ 741.8
Gross Unrealized Losses	$ (5.1)	$ (0.8)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	92	42
Less than 12 Months Fair Value	$ 1,472.0	$ 715.7
Less than 12 Months Unrealized Losses	$ (4.5)	$ (0.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	9	2
12 Months or Greater Fair Value	$ 76.6	$ 26.1
12 Months or Greater Unrealized Losses	$ (0.6)	$ (0.1)
Fixed maturities | Redeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	9	3
Total Fair Value	$ 199.4	$ 103.0
Gross Unrealized Losses	$ (43.3)	$ (5.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	6	1
Less than 12 Months Fair Value	$ 119.4	$ 33.0
Less than 12 Months Unrealized Losses	$ (14.5)	$ (1.0)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	3	2
12 Months or Greater Fair Value	$ 80.0	$ 70.0
12 Months or Greater Unrealized Losses	$ (28.8)	$ (4.7)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	74	28
Total Fair Value	$ 466.6	$ 299.8
Gross Unrealized Losses	$ (29.9)	$ (16.5)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	65	24
Less than 12 Months Fair Value	$ 285.6	$ 205.0
Less than 12 Months Unrealized Losses	$ (15.9)	$ (13.2)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	9	4
12 Months or Greater Fair Value	$ 181.0	$ 94.8
12 Months or Greater Unrealized Losses	$ (14.0)	$ (3.3)
Equity securities | Nonredeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	10	8
Total Fair Value	$ 301.8	$ 231.4
Gross Unrealized Losses	$ (15.7)	$ (6.4)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	5	5
Less than 12 Months Fair Value	$ 124.2	$ 143.2
Less than 12 Months Unrealized Losses	$ (1.7)	$ (3.6)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	5	3
12 Months or Greater Fair Value	$ 177.6	$ 88.2
12 Months or Greater Unrealized Losses	$ (14.0)	$ (2.8)
Equity securities | Common equities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	64	20
Total Fair Value	$ 164.8	$ 68.4
Gross Unrealized Losses	$ (14.2)	$ (10.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	60	19
Less than 12 Months Fair Value	$ 161.4	$ 61.8
Less than 12 Months Unrealized Losses	$ (14.2)	$ (9.6)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	4	1
12 Months or Greater Fair Value	$ 3.4	$ 6.6
12 Months or Greater Unrealized Losses	$ 0.0	$ (0.5)